Jan. 30, 2015

Waddell & Reed Advisors Funds

Supplement dated October 30, 2015 to the

Waddell & Reed Advisors Fixed Income and Money Market Funds Prospectus

dated January 30, 2015

and as supplemented April 1, 2015, April 15, 2015 and October 2, 2015

The following replaces the third sentence of the “Fees and Expenses” section on pages 3, 8, 13, 17, 22 and 26 of the Waddell & Reed Advisors Fixed Income and Money Market Funds prospectus:

More information about these and other discounts is available from your financial professional and in the Sales Charge Reductions section on page 54 of the Fund’s prospectus and in the Purchase, Redemption and Pricing of Shares section on page 87 of the Fund’s statement of additional information (SAI).